VIA EDGAR

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549-0506

RE:	Separate Account VA-5NLNY of TFLIC
File No. 811-08160, CIK 0000914838
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA-5NLNY of TFLIC, a unit investment trust registered under the Act, mailed to its contract owners the annual report for the following underlying management investment companies: American Century Investments Variable Portfolios, Inc, AIM Variable Insurance Funds, Columbia Funds Variable Insurance Trust, Federated Insurance Series, Janus Aspen Series, ING Investors Trust, Schwab Annuity Portfolios, and Wells Fargo Advantage Variable Trust Funds. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the following annual reports were filed with the Commission via EDGAR on the dates indicated:

•	American Century Investments Variable Portfolios, Inc (CIK: 814680) filed February 22, 2008.

•	AIM Variable Insurance Funds (CIK: 896435) filed March 3, 2008.

•	Columbia Funds Variable Insurance Trust (CIK 0000815425) filed March 7, 2008.

•	Federated Insurance Series (CIK: 912577) filed February 25, 2008.

•	Janus Aspen Series (CIK: 906185) filed February 28, 2008.

•	ING Investors Trust (CIK: 0000837276) filed March 4, 2008.

•	Schwab Annuity Portfolios (CIK: 918266) filed March 3, 2008.

•	Wells Fargo Advantage Variable Trust Funds (CIK: 1081402) filed February 29, 2008.

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Darin D. Smith

Darin D. Smith, Assistant Vice President
Transamerica Financial Life Insurance Company